INCOME TAXES - Additional Information (Details)	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
INCOME TAXES
Income tax rate	25.00%
Deferred tax assets related to net operating loss carry forwards	¥ 693,481,400	$ 95,006,562
Deferred tax assets related to net operating loss carry forwards, beginning expire year if not utilized	2025
Deferred tax assets related to net operating loss carry forwards, ending expire year if not utilized	2034
Cumulative amount of the temporary differences in respect of investments in foreign subsidiaries	¥ 1,692,000,000	$ 231,800,000	¥ 1,584,000,000
Enterprise Income Tax Law
INCOME TAXES
Income tax rate	10.00%
Percentage of withholding tax applicable	10.00%
Hong Kong
INCOME TAXES
Withholding tax amount	¥ 0
Income tax rate	16.50%
Cayman Islands
INCOME TAXES
Withholding tax amount	¥ 0